INCIDENTS AT HINISA	12 Months Ended
Dec. 31, 2024
Incidents At Hinisa
INCIDENTS AT HINISA

NOTE 18: INCIDENTS AT HINISA

On January 11, 2025, there was a strong storm in San Rafael, Province of Mendoza, with rainfall exceeding historical records causing an extraordinary flooding of the Atuel River, inflicting serious damage along the Atuel Canyon. The affected facilities included the Nihuil II and III plants, which, severely damaged, were forced out of service.

The applicable claims were filed with the insurance companies, initiating the claim settlement process and official communications to the authorities.

As of the issuance of these Consolidated Financial Statements, HINISA is assessing the state of the affected equipment.